UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited)	September 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
Mahle-Metal Leve SA	66,000	$817,166

Automobiles - 5.5%
Bajaj Auto Ltd.	35,805	1,239,615
Dongfeng Motor Corp., Class H Shares	802,000	933,971
Great Wall Motor Co., Ltd., Class H	1,802,000	4,764,091
Hyundai Motor Co.	42,040	9,531,979
Kia Motors Corp.	149,025	9,305,473
Tata Motors Ltd.	362,352	1,834,603

Total Automobiles		27,609,732

Distributors - 0.3%
Imperial Holdings Ltd.	66,253	1,492,623

Diversified Consumer Services - 0.2%
Kroton Educacional SA	69,700	1,193,040	*

Hotels, Restaurants & Leisure - 0.2%
Paradise Co., Ltd.	44,671	725,475

Household Durables - 0.6%
Cyrela Brazil Realty SA	124,600	1,069,449
Even Construtora e Incorporadora SA	187,900	723,887
EZ Tec Empreendimentos e Participacoes SA	69,600	864,485
Metalfrio Solutions SA	247,900	524,598	*(a)

Total Household Durables		3,182,419

Media - 0.6%
Naspers Ltd.	44,600	2,759,541

Multiline Retail - 0.6%
Clicks Group Ltd.	106,600	741,320
El Puerto de Liverpool SA de CV, Class C1 Shares	204,400	1,805,526
Woolworths Holdings Ltd.	68,200	498,123

Total Multiline Retail		3,044,969

Textiles, Apparel & Luxury Goods - 0.1%
Fila Korea Ltd.	8,897	581,166

TOTAL CONSUMER DISCRETIONARY		41,406,131

CONSUMER STAPLES - 5.1%
Beverages - 0.8%
Distilleries Co. of SRI Lanka Ltd.	834,200	1,031,269	(a)
Fomento Economico Mexicano SA de CV, ADR	31,700	2,915,766

Total Beverages		3,947,035

Food & Staples Retailing - 1.2%
BIM Birlesik Magazalar AS	11,700	488,246
Magnit OJSC, GDR	100,900	3,429,591
Migros Ticaret AS	96,300	1,001,981	*
The Spar Group Ltd.	66,000	1,015,018

Total Food & Staples Retailing		5,934,836

Food Products - 1.7%
AVI Ltd.	145,500	1,044,705
BRF - Brasil Foods SA, ADR	204,681	3,540,981
Charoen Pokphand Foods Public Co., Ltd.	838,100	912,162	(b)
Cosan Ltd., Class A Shares	107,575	1,706,140
Thai Union Frozen Products Public Co., Ltd., NVDR	545,000	1,296,987

Total Food Products		8,500,975

Household Products - 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	510,200	1,218,447

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Personal Products - 0.5%
ABLE C&C	10,770	$874,062
Natura Cosmeticos SA	60,400	1,646,121

Total Personal Products		2,520,183

Tobacco - 0.7%
KT&G Corp.	43,363	3,304,628

TOTAL CONSUMER STAPLES		25,426,104

ENERGY - 11.0%
Energy Equipment & Services - 0.6%
Eurasia Drilling Co., Ltd., GDR	43,600	1,438,800
OSX Brasil SA	142,500	873,733	*
TMK OAO, GDR	62,500	950,625

Total Energy Equipment & Services		3,263,158

Oil, Gas & Consumable Fuels - 10.4%
Afren PLC	260,600	589,564	*
China Shenhua Energy Co., Ltd., Class H Shares	1,060,500	4,103,017
CNOOC Ltd.	4,609,000	9,439,057
Ecopetrol SA, ADR	37,200	2,192,196
Gazprom OAO, ADR	758,700	7,609,761
KazMunayGas Exploration, GDR	100,800	1,859,760
LUKOIL, ADR	84,400	5,199,040
NovaTek OAO, GDR	10,600	1,253,980
Oil and Gas Development Co., Ltd.	350,900	658,564
Pacific Rubiales Energy Corp.	103,400	2,470,620
Petroleo Brasileiro SA, ADR	353,300	7,797,331
Petroleo Brasileiro SA, ADR	344,300	7,898,242
Yanzhou Coal Mining Co., Ltd., ADR	66,400	992,680

Total Oil, Gas & Consumable Fuels		52,063,812

TOTAL ENERGY		55,326,970

EXCHANGE-TRADED FUNDS - 1.2%
Exchange Traded Funds - 1.2%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	4,925,770	6,187,347

FINANCIALS - 26.7%
Commercial Banks - 17.6%
Axis Bank Ltd.	81,416	1,751,961
Banco Santander Brasil SA, ADR	173,500	1,278,695
Bangkok Bank Public Co., Ltd.	440,700	2,877,865
Bank of Ayudhya Public Co., Ltd., NVDR	1,712,700	1,738,852
Bank of China Ltd.	18,326,000	6,995,694
China CITIC Bank Corp., Class H Shares	1,060,000	501,699
China Construction Bank, Class H Shares	5,585,367	3,875,301
China Merchants Bank Co., Ltd., Class H Shares	726,000	1,220,916
China Minsheng Banking Corp. Ltd., Class H Shares	3,149,500	2,485,790
Grupo Financiero Banorte SAB de CV, Series O Shares	504,600	2,851,955
Hana Financial Group Inc.	113,800	3,486,416
HDFC Bank Ltd.	405,895	4,830,416
ICICI Bank Ltd.	68,094	1,371,046
ICICI Bank Ltd., ADR	35,700	1,432,998
Industrial & Commercial Bank of China Ltd., Class H Shares	14,530,646	8,582,658
Jammu & Kashmir Bank Ltd.	68,241	1,206,460	(a)
Kasikornbank Public Co., Ltd., NVDR	832,800	4,937,817
Krung Thai Bank Public Co., Ltd.	9,074,500	5,395,171
Mega Financial Holding Co., Ltd.	1,428,105	1,101,034
Nedbank Group Ltd.	68,100	1,497,251
Sberbank of Russia	2,729,600	7,970,432	(b)
Siam Commercial Bank Public Co., Ltd., NVDR	252,900	1,384,459
State Bank of India	98,499	4,192,627
Taishin Financial Holdings Co., Ltd.	2,687,395	1,035,958
Turkiye Garanti Bankasi AS	248,800	1,038,253

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 17.6% (continued)
Turkiye Halk Bankasi AS	307,600	$2,396,105
Turkiye Is Bankasi, Class C Shares	1,141,300	3,581,545
VTB Bank OJSC, GDR	735,600	2,449,548
Woori Finance Holdings Co., Ltd.	50,790	502,679
Yes Bank Ltd.	618,537	4,494,346

Total Commercial Banks		88,465,947

Diversified Financial Services - 1.2%
BM&F BOVESPA SA	265,100	1,601,911
Chailease Holding Co., Ltd.	365,000	688,574
Grupo BTG Pactual	123,800	1,972,495
Reliance Capital Ltd.	152,788	1,248,635
Rural Electrification Corp. Ltd.	127,371	526,436

Total Diversified Financial Services		6,038,051

Insurance - 3.0%
China Life Insurance Co., Ltd	3,625,767	3,358,165	*
Discovery Holdings Ltd.	171,500	1,143,608
Dongbu Insurance Co., Ltd.	52,220	2,274,061
Liberty Holdings Ltd.	81,900	976,640
LIG Non-Life Insurance Co., Ltd.	50,900	1,190,724
MMI Holdings Ltd.	328,900	837,365
Powszechny Zaklad Ubezpieczen SA	34,000	3,820,642
RMI Holdings	167,900	434,325
Sanlam Ltd.	221,800	1,001,205

Total Insurance		15,036,735

Real Estate Investment Trusts (REITs) - 0.1%
Sinpas Gayrimenkul Yatirim Ortakligi AS	864,000	615,340

Real Estate Management & Development - 4.8%
BR Properties SA	190,000	2,478,974
Bumi Serpong Damai	1,951,800	230,463
China Overseas Land & Investment Ltd.	1,718,960	4,384,938
China Resources Land Ltd.	1,462,000	3,220,376
Country Garden Holdings Co., Ltd.	3,950,026	1,543,526	*
Direcional Engenharia SA	273,100	1,520,927
Emaar Properties	563,800	534,240	(b)
Evergrande Real Estate Group Ltd.	6,952,300	2,761,536
Franshion Properties China Ltd.	3,642,000	1,113,165
Guangzhou R&F Properties Co., Ltd., Class H Shares	3,467,600	4,011,371
LPN Development Public Co., Ltd.	1,428,100	872,264	(b)
Shimao Property Holdings Ltd.	761,000	1,307,255

Total Real Estate Management & Development		23,979,035

TOTAL FINANCIALS		134,135,108

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Life Healthcare Group Holdings Pte Ltd.	150,000	572,210

INDUSTRIALS - 7.6%
Airlines - 0.3%
Turk Hava Yollari Anonim Ortakligi	814,400	1,703,794	*

Building Products - 0.1%
KCC Corp.	2,700	708,145

Commercial Services & Supplies - 0.4%
American Banknote SA	55,600	1,040,829
KEPCO Plant Service & Engineering Co., Ltd.	19,200	875,848

Total Commercial Services & Supplies		1,916,677

Construction & Engineering - 2.8%
China Communications Construction Co., Ltd., Class H Shares	476,000	384,898
China Railway Construction Corp., Class H Shares	4,294,000	3,876,426
China State Construction International Holdings Ltd.	760,000	896,822

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Construction & Engineering - 2.8% (continued)
Daelim Industrial Co.	49,993	$4,268,696
Doosan Heavy Industries and Construction Co., Ltd.	36,407	1,834,395
Larsen & Toubro Ltd.	62,470	1,888,490
Samsung Engineering Co., Ltd.	3,449	595,819
Tekfen Holding AS	130,100	471,972

Total Construction & Engineering		14,217,518

Electrical Equipment - 0.2%
Shanghai Electric Group Co., Ltd., Class H Shares	1,398,000	497,608
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	96,000	246,622

Total Electrical Equipment		744,230

Industrial Conglomerates - 0.9%
Alfa SA de CV, Series A Shares	371,000	690,595
NWS Holdings Ltd.	540,000	870,513
SK Corp.	19,120	2,675,088

Total Industrial Conglomerates		4,236,196

Machinery - 2.0%
CSR Corp., Ltd., Class H Shares	2,710,000	1,792,908
Hyundai Heavy Industries Co., Ltd.	16,049	3,646,105
Samsung Heavy Industries Co., Ltd.	130,600	4,430,007

Total Machinery		9,869,020

Road & Rail - 0.4%
Globaltrans Investment PLC, GDR	94,500	1,963,710

Transportation Infrastructure - 0.5%
OHL Mexico SAB de CV	433,500	699,501	*
PT Jasa Marga	3,157,500	1,930,133

Total Transportation Infrastructure		2,629,634

TOTAL INDUSTRIALS		37,988,924

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.2%
Sercomm Corp.	689,000	1,050,652

Computers & Peripherals - 2.0%
Asustek Computer Inc.	389,000	4,226,602
Lenovo Group Ltd.	2,202,000	1,831,675
Quanta Computer Inc.	1,417,000	3,765,647

Total Computers & Peripherals		9,823,924

Electronic Equipment, Instruments & Components - 1.5%
Chin-Poon Industrial Co., Ltd.	1,096,000	1,295,526
Hon Hai Precision Industry Co., Ltd.	1,800,300	5,650,216
LG Innotek Co. Ltd.	9,700	706,930	*

Total Electronic Equipment, Instruments & Components		7,652,672

Internet Software & Services - 0.9%
Mail.ru Group Ltd., GDR	45,900	1,532,601
Media Tek Inc.	93,000	981,920
Tencent Holdings Ltd.	25,900	885,150
Yandex NV, Class A Shares	43,100	1,039,141	*

Total Internet Software & Services		4,438,812

IT Services - 0.7%
Ybrant Digital Ltd.	2,431,962	3,471,926	*(a)

Semiconductors & Semiconductor Equipment - 7.5%
Chipbond Technology Corp.	183,000	290,293
Phison Electronics Corp.	542,000	4,372,832
Samsung Electronics Co., Ltd.	20,568	24,909,038
Siliconware Precision Industries Co., ADR	54,747	301,656
Taiwan Semiconductor Manufacturing Co., Ltd.	2,140,715	6,557,941

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 7.5% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	70,263	$1,111,561

Total Semiconductors & Semiconductor Equipment		37,543,321

TOTAL INFORMATION TECHNOLOGY		63,981,307

MATERIALS - 14.6%
Chemicals - 1.7%
Capro Corp.	75,180	1,143,165
Fauji Fertilizer Co., Ltd.	3,530,778	4,164,364	(a)
Sociedad Quimica y Minera de Chile SA, ADR	19,100	1,177,324
Uralkali, GDR	56,200	2,324,994

Total Chemicals		8,809,847

Construction Materials - 2.5%
ACC Ltd.	90,490	2,521,951	(a)
Cemex SAB de CV, Participation Certificates, ADR	230,388	1,919,132	*
China Shanshui Cement Group	4,371,000	2,852,349
PT Indocement Tunggal Prakarsa Tbk	1,293,500	2,750,546
PT Semen Gresik (Persero) Tbk	1,551,500	2,342,652

Total Construction Materials		12,386,630

Containers & Packaging - 0.2%
HSIL Ltd.	324,949	805,827	(a)

Metals & Mining - 10.2%
AngloGold Ashanti Ltd.	15,787	554,660
AngloGold Ashanti Ltd., ADR	123,600	4,332,180
Assore Ltd.	14,200	562,506
Centamin PLC	688,000	1,027,658	*
Evraz PLC	245,300	976,808
Ferrexpo PLC	171,900	537,958
Gold Fields Ltd., ADR	267,300	3,434,805
Gold Fields Ltd.	38,100	488,667
Grupo Mexico SA de CV, Series B Shares	923,886	3,053,362
Hyundai Hysco	6,630	281,563
Jastrzebska Spolka Weglowa SA	24,900	710,007
Jiangxi Copper Co., Ltd., Class H Shares	1,855,000	4,693,689
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D Shares	1,337,000	870,380
KGHM Polska Miedz SA	95,200	4,531,706
Korea Zinc Co., Ltd.	11,746	5,162,671
Koza Altin Isletmeleri AS	47,500	1,020,170
Kumba Iron Ore Ltd.	20,900	1,262,889
Magnitogorsk Iron & Steel Works, GDR	119,900	551,540	*
Mining & Metallurgical Co. Norilsk Nickel, ADR	291,400	4,647,830
Novolipetsk Steel, GDR	76,000	1,504,800
Seah Besteel Corp.	14,400	494,284
Severstal, GDR	256,300	3,206,313
Sterlite Industries India Ltd.	465,600	878,324
Vale SA, ADR	347,700	6,223,830

Total Metals & Mining		51,008,600

TOTAL MATERIALS		73,010,904

TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 0.1%
China Communications Services Corp., Ltd., Class H Shares	608,000	354,416

Wireless Telecommunication Services - 5.4%
Advanced Info Service Public Co., Ltd.	198,400	1,379,389	(b)
America Movil SAB de CV, Series L Shares, ADR	188,900	4,805,616
America Movil SAB de CV, Series L Shares	4,136,986	5,270,967
China Mobile (Hong Kong) Ltd.	621,500	6,909,073
Mobile TeleSystems, ADR	106,300	1,862,376
MTN Group Ltd.	181,500	3,493,706
Turkcell Iletisim Hizmetleri AS	481,900	2,936,044	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 5.4% (continued)
Vodacom Group Ltd.	58,300	$715,179

Total Wireless Telecommunication Services		27,372,350

TOTAL TELECOMMUNICATION SERVICES		27,726,766

UTILITIES - 1.6%
Electric Utilities - 0.5%
Companhia Energetica de Minas Gerais, ADR	192,450	2,332,494
Enersis SA, ADR	21,600	354,024

Total Electric Utilities		2,686,518

Water Utilities - 1.1%
Cia de Saneamento Basico do Estado de Sau Paulo, ADR	38,500	3,126,585
Guangdong Investment Ltd.	3,142,000	2,471,766

Total Water Utilities		5,598,351

TOTAL UTILITIES		8,284,869

TOTAL COMMON STOCKS (Cost - $415,180,246)		474,046,640

PREFERRED STOCKS - 4.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Hyundai Motor Co.	13,585	880,059

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
Companhia de Bebidas das Americas, ADR	68,400	2,617,668

FINANCIALS - 2.3%
Commercial Banks - 2.3%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	173,200	1,472,916
Itau Unibanco Banco Multiple SA, ADR	308,958	4,720,878
Itausa - Investimentos Itau SA	1,169,074	5,207,418

TOTAL FINANCIALS		11,401,212

INDUSTRIALS - 0.4%
Machinery - 0.4%
Marcopolo SA	333,900	1,951,765

MATERIALS - 0.9%
Chemicals - 0.1%
Braskem SA, Class A Shares	75,400	530,747

Metals & Mining - 0.8%
Metalurgica Gerdau SA	295,599	3,562,207
Vale SA, ADR	24,900	432,264

Total Metals & Mining		3,994,471

TOTAL MATERIALS		4,525,218

UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Cia Energetica de Sao Paulo	116,300	1,242,025

TOTAL PREFERRED STOCKS (Cost - $21,205,497)		22,617,947

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.1%
Krung Thai Bank PLC (Cost - $0)	10/9/12	2,268,625	420,116	*(b)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $436,385,743)				$497,084,703

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Interest in $650,000,000 joint tri-party repurchase agreement dated 9/28/12 with RBS Securities Inc.; Proceeds at maturity - $6,361,122; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 10/1/12 to 1/10/25; Market value - $6,488,245 (Cost - $6,361,000)	0.230%	10/1/12	$6,361,000	6,361,000

TOTAL INVESTMENTS - 100.4% (Cost - $442,746,743#)				503,445,703
Liabilities in Excess of Other Assets - (0.4)%				(2,046,201)

TOTAL NET ASSETS - 100.0%				$501,399,502

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

Summary of Investments by Country **

South Korea	16.8%
Brazil	14.0
China	12.1
Russia	8.5
Taiwan	7.0
India	6.7
South Africa	5.7
Mexico	5.0
Hong Kong	5.0
Thailand	4.2
Turkey	3.2
Cayman Islands	2.2
Poland	1.8
Indonesia	1.4
Pakistan	0.9
Cyprus	0.7
Bermuda	0.5
Canada	0.5
Colombia	0.4
Kazakhstan	0.4
United Kingdom	0.3
British Virgin Islands	0.3
Chile	0.3
Netherlands	0.2
Sri Lanka	0.2
Jersey	0.2
Switzerland	0.1
United Arab Emirates	0.1
Short-Term Investments	1.3
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Global Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$24,513,942	$912,162	—	$25,426,104
Financials	124,758,172	9,376,936	—	134,135,108
Telecommunication services	26,347,377	1,379,389	—	27,726,766
Other common stocks	286,758,662	—	—	286,758,662
Preferred stocks	22,617,947	—	—	22,617,947
Rights	—	420,116	—	420,116

Total long-term investments	$484,996,100	$12,088,603	—	$497,084,703

Short-term investments†	—	6,361,000	—	6,361,000

Total investments	$484,996,100	18,449,603	—	$503,445,703

Other financial instruments:
Forward currency contracts	—	$24,394	—	$24,394

Total	$484,996,100	$18,473,997	—	$503,470,097

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2012, securities valued at $75,342,932 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2012, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$84,570,970
Gross unrealized depreciation	(23,872,010)

Net unrealized appreciation	$60,698,960

At September 30, 2012, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN
Contracts to Sell:
South African Rand	State Street Bank & Trust Co.	24,183,072	$2,904,331	10/1/12	$24,394

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2012.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Foreign Exchange Risk	$24,394

During the period ended September 30, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)†	$77,771
Forward foreign currency contracts (to sell)	562,409

†	At September 30, 2012 there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 26, 2012